Average Annual Total Returns - FidelitySAISustainableMunicipalIncomeSustainableConservativeIncomeMunicipalBondFunds-ComboPRO - FidelitySAISustainableMunicipalIncomeSustainableConservativeIncomeMunicipalBondFunds-ComboPRO - Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
	Mar. 30, 2024
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	3.63%
Since Inception	2.77%	[1]
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.62%
Since Inception	2.77%	[1]
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.45%
Since Inception	2.75%	[1]
LB319
Average Annual Return:
Past 1 year	3.39%
Since Inception	2.43%	[1]
IXV4E
Average Annual Return:
Past 1 year	3.39%
Since Inception	2.64%	[1]

[1]	A From June 16, 2022 .